SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non controlling interest	$ (4,798)	$ (2,397)
Cust 2mate [Member]
IfrsStatementLineItems [Line Items]
Non controlling interest	(5,167)	(2,791)
A A I [Member]
IfrsStatementLineItems [Line Items]
Non controlling interest	$ 369	$ 394